Merger with Sesen Bio (Tables)	12 Months Ended
Dec. 31, 2024
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
Schedule of Net Assets Acquired in the Merger

The following table shows the net assets acquired in the Merger (in thousands):

March 7, 2023
Cash and cash equivalents	$37,873
Marketable securities	44,588
Prepaid expenses and other assets	1,316
Restricted cash	30
Accounts payable and accrued expenses	(3,499)
Total net assets acquired	80,308
Less: Transaction costs	(8,264)
Total net assets acquired less transaction costs	$72,044